Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Percentage of loan portfolio concentrated in loans secured by real estate (in hundredths)	87.00%
Discounted percentage for selling and marketing cost	10.00%
Income Taxes [Abstract]
Probability of uncertain tax positions of being realized upon settlement, minimum (in hundredths)	50.00%
Banking Premises [Member]
Premises and equipment [Line Items]
Methods	Straight-Line and Accelerated
Banking Premises [Member] | Minimum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	15 years
Banking Premises [Member] | Maximum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	40 years
Furniture and Equipment [Member]
Premises and equipment [Line Items]
Methods	Straight-Line and Accelerated
Furniture and Equipment [Member] | Minimum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	5 years
Furniture and Equipment [Member] | Maximum [Member]
Premises and equipment [Line Items]
Useful lives of the assets	10 years